Convertible Loans Due from a Related Party	12 Months Ended
Dec. 31, 2019
Convertible Loans Due From A Related Party [Abstract]
Convertible Loans Due from a Related Party

11.  Convertible Loans Due from a Related Party

In 2016, the Company granted an unsecured short-term loan to Particle with a principal amount of US$14.8 million at an interest rate of 4.35% per annum, whose term had been extended several times to twenty-four months. The Company had the right to convert, at the Company’s option, all or a portion of the loan (including principal and interests) into Series D1 preferred shares to be issued by Particle on or before maturity date at a conversion price of US$1.071803 per share. In August 2018, the Company assigned to Long De the Company’s rights under the loan with an assignment consideration of approximately US$17.0 million, and recognized a gain on disposal of convertible loans due from a related party of US$1.5 million (RMB10.6 million) in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2018.